OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [text block] [Abstract]
OTHER LIABILITIES
NOTE 26: OTHER LIABILITIES

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Settlement balances	110	36	51	11
Lease liabilities	1,411	1,592	777	885
Other creditors and accruals	3,870	3,553	2,300	1,677
Total other liabilities	5,391	5,181	3,128	2,573
The maturity analysis of the lease liabilities on an undiscounted basis is set out in the liquidity risk section of note 44.